ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2013
ACCRUED EXPENSES AND OTHER PAYABLES
Schedule of accrued expenses and other payables
	December 31,
	2012	2013
	RMB’000	RMB’000	US$’000

Business tax and other tax payables	16,276	11,793	1,948
Payables for purchase of property and equipment	13,224	39,853	6,583
Advance from a potential buyer of part of the Cloud infrastructure	—	75,000	12,389
Advance from customers	11,669	12,079	1,995
Other accrued expenses	16,604	18,350	3,032

Total	57,773	157,075	25,947